CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (1,241)	$ (668)	$ 118
Adjustments required to reconcile net income (loss) from continuing operations to net cash used in operating activities:
Depreciation	151	190	241
Stock-based compensation	144	66	95
Gain on sale of marketable securities	(1)	(1,862)	(326)
Increase in accrued severance pay, net	30	23	7
Deferred taxes, net	49	230	(345)
Decrease (increase) in trade receivables	805	(443)	(984)
Decrease (increase) in other current assets and prepaid expenses	(256)	158	(138)
Increase (decrease) in trade payables	(110)	(9)	193
Increase (decrease) in accrued expenses and other liabilities	(221)	352	32
Increase (decrease) in deferred revenue	(853)	34	160
Increase (decrease) in other long-term liabilities	$ 408	(41)	(40)
Other		1	6
Net cash used in operating activities	$ (1,095)	(1,969)	(981)
Cash flows from investing activities:
Proceeds from sale of marketable securities	3,350	7,879	$ 1,111
Investment in marketable securities	(1,899)	(6,048)
Purchase of property and equipment	(142)	(150)	$ (127)
Decrease (increase) in restricted cash	202	(190)	6
Net cash provided by investing activities	1,511	1,491	$ 990
Cash Flows from financing activities
Proceeds from exercise of stock options	37	1
Net cash provided by financing activities	37	1
Effect of exchange rate changes on cash	(63)	(107)	$ 36
Increase (decrease) in cash and cash equivalents	390	(584)	45
Cash and cash equivalents at the beginning of the year	3,048	3,632	3,587
Cash and cash equivalents at the end of the year	3,438	3,048	3,632
Supplemental disclosure of cash flows activities:
Cash paid during the year for taxes on income	90	219	104
Non-cash investing information:
Investment in leasehold improvements and Computers and peripheral equipment upon accrued expenses and other liabilities and other long-term liabilities	$ 17	$ 10	$ 6